Income Taxes, (Benefit) Provision for Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current [Abstract]
U.S. federal					$ (6,610)	$ 32	$ 15,628
U.S. state and local					1,277	1,612	5,103
Non-U.S.					57,832	46,731	41,968
Deferred [Abstract]
U.S. federal					(61,384)	(31,546)	(20,359)
U.S. state and local					(3,395)	(9,298)	(1,089)
Non-U.S.					(19,580)	(22,235)	(18,255)
(Benefit) provision for income taxes	$ 4,400	$ (9,100)	$ (41,200)	$ (33,300)	$ (31,860)	$ (14,704)	$ 22,996